Share Capital (Details)					1 Months Ended				12 Months Ended
	Oct. 08, 2025 USD ($) $ / shares shares	Oct. 08, 2025 CAD ($) shares	Mar. 20, 2025 USD ($)	Mar. 20, 2025 CAD ($) $ / shares shares	Oct. 31, 2024 USD ($)	Oct. 31, 2024 CAD ($) $ / shares shares	Mar. 31, 2024 USD ($)	Mar. 31, 2024 CAD ($)	Dec. 31, 2025 shares	Oct. 08, 2025 $ / shares shares	Mar. 04, 2024 shares
2025 Transactions [Member]
Share Capital [Line Items]
Issued common shares (in Shares)	6,600,000	6,600,000
Price per share | (per share)	$ 19			$ 11						$ 19
Total offering cost	$ 89,879,588	$ 125,400,000
Common share issue costs	$ 4,496,380	6,276,834	$ 172,887
Issued common shares (in Shares)	789,473			4,741,984						789,473
Private placement total	$ 10,751,137	$ 14,999,987	$ 36,357,305	$ 52,161,824
Exercise of stock options (in Shares)									554,333
Exercise of warrants shares (in Shares)									2,250,000
2024 Transactions [Member]
Share Capital [Line Items]
Price per share | $ / shares						$ 5
Total offering cost					$ 28,923,541	$ 40,250,000
Issued common shares (in Shares)						8,050,000					4,500,000
Private placement total					4,405,832	$ 6,131,175
Exercise of stock options (in Shares)									754,917
Exercise of warrants shares (in Shares)									1,836,150
Common shares of warrants							$ 13,925,729	$ 18,900,000
Fair value unit | $							12,732,095
Recognized reduction in share capital | $					$ 2,226,144		$ 702,386
Common Shares [Member] | 2024 Transactions [Member]
Share Capital [Line Items]
Issued common shares (in Shares)						1,226,235